Stockholders' Equity	3 Months Ended
Mar. 31, 2020
Stockholders' Equity
Stockholders' Equity

10. Stockholders’ Equity

Common stock

In connection with the Company’s emergence from bankruptcy and as detailed in the plan of reorganization, the Company’s then-existing unsecured notes and general unsecured claims were canceled and holders of such claims received equity in the reorganized Company or received cash in amounts negotiated by the major creditor groups. The Company was required to issue 3.0 million new common shares to its creditors, but has not listed the new common shares for public trading and is not a reporting company with the Securities and Exchange Commission (“SEC”). Previous equity stockholders of the Company received warrants with a seven-year term that represent the right to purchase up to 17.5% of the outstanding new common shares.

As of March 31, 2020, all 3.0 million shares had been issued. For additional information see Note 15 – Fair Value Measurements. As of March 31, 2020, the Company had 400.0 million shares of common stock authorized at $.001 par value per share.

Preferred stock

In addition to common stock, the authorized share capital of the Company includes 10,000,000 shares of undesignated preferred stock with a par value of $0.001 per share, none of which has been issued.

Treasury stock

As of March 31, 2020, the Company held 198,082 shares of its common stock outstanding that it had repurchased in previous years.

Dividend policy

The Company has never paid dividends and currently has no intention to do so. The Company’s Convertible Notes, 1.5 Lien Notes, 1.25 Lien Notes and First Lien Agreement contain provisions that restrict its ability to pay dividends. For additional information see Note 8 - Debt.

Warrants

As of March 31, 2020, the Company had previously issued 12.7 million warrants with a seven-year term that represented the right to purchase up to 17.5% of the outstanding common shares on the date of issuance. At issuance, each warrant was exercisable into one share of the Company’s common stock. As the number of shares of common stock issuable upon conversion of the Convertible Notes increased, the conversion ratio of the warrants increased such that the warrants continue to represent the right to purchase up to 17.5% of the shares of common stock outstanding, assuming that all Convertible Notes have been converted to common shares. As of March 31, 2020, each warrant was convertible into 2.21 shares of common stock for a total of 28.2 million shares. The exercise price per share was $5.07 as of March 31, 2020. The warrants were accounted for as a derivative instrument and included in Other liabilities, non-current on the consolidated balance sheets at fair value as of March 31, 2020 and December 31, 2019.